CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,817,258	$ 76,533
Cash reserved for users	287,718	144,000
Receivables reserved for users	30,249	19,828
Accounts receivable	44,522	10,016
Prepaid expenses and other current assets	14,558	10,771
Total current assets	2,194,305	261,148
Property and equipment, net	40,827	25,945
Intangible assets, net	555,930	33,939
Goodwill	569,603	4,738
Operating lease right-of-use assets	68,077	0
Equity method investment	2,955	2,521
Deposits and other non-current assets	7,632	2,434
Total assets	3,439,329	330,725
Current liabilities:
Accounts payable and accrued expenses	223,633	85,295
Liabilities to users	317,942	163,035
Operating lease liabilities, current portion	12,837	0
Revolving credit line	0	6,750
Total current liabilities	554,412	255,080
Convertible promissory notes	0	68,363
Non-current operating lease liabilities	68,775	0
Long-term income tax liability	72,066	0
Other long-term liabilities	47,287	56,862
Total liabilities	742,540	380,305
Commitments and contingent liabilities (Note 15)
Stockholders' equity (deficit):
Treasury stock, at cost; 6,807 shares as of December 31, 2020	(288,784)	0
Additional paid-in capital	4,745,014	949,186
Accumulated deficit	(1,843,054)	(998,784)
Accumulated other comprehensive income	83,534	0
Total stockholders' equity (deficit)	2,696,789	(49,580)
Total liabilities and stockholders' equity (deficit)	3,439,329	330,725
Class A Common Stock
Stockholders' equity (deficit):
Common stock	40	18
Class B Common Stock
Stockholders' equity (deficit):
Common stock	$ 39	$ 0